Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases

10. Leases

The Company’s leases are for office and laboratory space occupied by employees. There are no exposure to future variable lease payments that are not reflected in the measurement of lease liabilities. Activity during 2022 and 2021 related to right-of-use assets are shown below.

	Year Ended December 31,
($000s)	2022	2021
Depreciation periods (straight-line, in years)	3-5	3-5
Cost at the beginning of the year	$2,691	$2,543
Additions	1,654	158
Disposal of right to use assets	(1,569)	—
Impact of currency translation	(133)	(10)
Cost at the end of the year	$2,643	$2,691
Accumulated depreciation at the beginning of the year	$2,334	$1,527
Depreciation	431	818
Accumulated depreciation of disposed right of use assets	(1,566)	—
Impact of currency translation	(101)	(11)
Accumulated depreciation at the end of the year	1,098	2,334
Recorded value at the end of the year	$1,545	$357

Costs related to right-of-use assets included in the Consolidated Statements of Profit and Loss include the following:

Leases in the Consolidated Statements of Profit and Loss

	Year Ended December 31,
($000s)	2022	2021	2020
Depreciation	$431	$818	$810
Finance cost	33	31	63

Lease liabilities included in the Consolidated Statements of Financial Position and related activity in the Consolidated Statements of Profit and Loss and Consolidated Statements of Cash Flows include the following:

Leases in the Consolidated Statements of Financial Position

($000s)	2022	2021
Balance at January 1	$373	$1,058
Additions	1,575	158
Accretion of interest	33	31
Payments	(437)	(874)
Balance at December 31	1,544	373
Non-current	1,142	11
Current	402	362
Total lease liabilities	$1,544	$373